UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21527

THE ENDOWMENT MASTER FUND, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, SUITE 800

HOUSTON, TEXAS 77027

(Address of principal executive offices) (Zip code)

George Zornada, Esq.

K&L Gates

State Street Financial Center

One Lincoln Street

Boston, MA 02111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 993-4001

Date of fiscal year end: December 31

Date of reporting period: July 1, 2013 through June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2013 TO JUNE 30, 2014

The Endowment Master Fund, L.P.

JPMORGAN TR I

Security	4812A2835	Meeting Type	Special

Ticker Symbol	JTSXX	Meeting Date	10-Jun-2014

ISIN	US4812A28358	Agenda	934014882 - Management

Item	Proposal	Type	Vote	For/Against Management

1.	DIRECTOR	Management	For	For

	1 DR. MATTHEW GOLDSTEIN		For	For

	2 JOHN F. FINN		Withheld	Against

	3 ROBERT J. HIGGINS		For	For

	4 PETER C. MARSHALL		For	For

	5 MARY E. MARTINEZ		For	For

	6 MARILYN MCCOY		For	For

	7 MITCHELL M. MERIN		For	For

	8 WILLIAM G. MORTON, JR.		For	For

	9 DR. ROBERT A. ODEN, JR.		For	For

	10 MARIAN U. PARDO		For	For

	11 FREDERICK W. RUEBECK		For	For

	12 JAMES J. SCHONBACHLER		For	For

	13 FRANKIE D. HUGHES		For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Endowment Master Fund, L.P.

By:	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date:	August 28, 2014